CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 6,442	$ 14,486	$ 5,777
Accounts receivable, net	2,446	2,990	1,880
Deposits	25,200	25,125	833
Prepaid expenses and other current assets	3,624	3,897	2,211
Total current assets	39,557	46,498	10,701
Property and equipment, net	837	846	348
Operating lease, right-of-use assets	1,198	1,278	1,574
Equity-method investment	158	154	1,159
Deposits	21,656	15,691	12,123
Forward purchase agreement	2,755	2,982	0
Restricted cash	0	2,237	2,102
Intangibles, net	1,376	1,391	1,615
Goodwill	635	635	635
Total assets	68,172	71,712	30,257
Current liabilities:
Accounts payable and accrued liabilities	10,898	8,588	3,663
Convertible notes, net		0	18,844
Operating lease liability	338	326	283
Merger transaction costs payable in shares	0	4,250	0
Customer deposits and deferred revenue	19,029	12,857	2,163
Total current liabilities	51,272	47,637	30,160
Deferred income tax liability	305	305	305
Operating lease liability, non-current	875	965	1,291
Credit facility, non-current	14,026	8,054	4,170
Total liabilities	66,478	56,961	35,926
COMMITMENTS AND CONTINGENCIES (Note 18)
Shareholders' equity (deficit):
Common Stock Class A, $0.0001 par value; 80,000,000 authorized; 28,043,449 and 11,268,877 shares issued and outstanding as of December 31, 2023 and 2022, respectively	3	3	1
Additional paid-in capital	82,743	78,410	5,185
Stock subscriptions receivable		0	(15)
Accumulated deficit	(81,052)	(63,662)	(10,840)
Total shareholders' equity (deficit) attributable to Volato Group, Inc.	1,694	14,751	(5,669)
Total shareholders' equity (deficit)		14,751	(5,669)
Total liabilities and shareholders' equity (deficit)	68,172	71,712	30,257
Previously Reported [Member]
Current liabilities:
Accounts payable and accrued liabilities		9,864
Affiliated Entity
Current liabilities:
Credit facility and other loans	1,000	1,000	5,150
Nonrelated Party
Current liabilities:
Credit facility and other loans		19,340	$ 57
Credit facility and other loans	$ 20,007	$ 20,616